Material Estimates and Judgements (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Material Estimates and Judgements [Line Items]
Date of options are granted	Additionally, there are different rates supplied by the RBA each day dependent on the terms of the bond (2, 3, 5, 10 years). The term of the option will determine which rate is used (i.e. a 5-year term will use the 5-year bond rate). If an options term is between two terms, for example 4 years, the rate that is used is that of the lower term i.e. the 3-year bond rate.	Additionally, there are different rates supplied by the RBA each day dependent on the terms of the bond (2, 3, 5, 10 years). The term of the option will determine which rate is used (i.e. a 5-year term will use the 5-year bond rate). If an options term is between two terms, for example 4 years, the rate that is used is that of the lower term i.e. the 3-year bond rate.
Probability on clinical trial success	1.00%	1.00%
Reduction in time frame for completion of clinical trials	1 year	1 year
Milestone payment	$ 2,000,000
Development period	3 years	3 years
Discount rate		10.27%
Revenue	$ 2,767,888	$ 2,767,888	$ 3,633,422	$ 299,228
Cost of sales	$ 2,504,499	2,504,499	$ 3,594,146
Prepayments		$ 806,410
Bottom of Range [Member]
Material Estimates and Judgements [Line Items]
Ownership of the joint venture			75.00%
Top of Range [Member]
Material Estimates and Judgements [Line Items]
Ownership of the joint venture	87.50%	87.50%